CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	£ 693	£ 831	£ 1,152	£ 542
Intangible assets		6
Intangible assets	5	6
Total Non-Current Assets	698	837	1,152	542
Current assets
Trade and other receivables	903	1,006	1,034	572
Taxation	1,134	846	670	1,157
Cash and cash equivalents	5,227	2,836	10,057	7,546
Total Current Assets	7,264	4,688	11,761	9,275
Total assets	7,962	5,525	12,913	9,817
Non-current liabilities
Borrowings	380	463	620	60
Provisions				50
Total Non-Current Liabilities	380	463	620	110
Current liabilities
Trade and other payables	1,755	1,447	1,092	1,230
Borrowings	164	161	146	200
Provisions		207	50
Derivative financial liability	364	85	553	1,559
Total current Liabilities	2,283	1,900	1,841	2,989
Total liabilities	2,663	2,363	2,461	3,099
Issued capital and reserves attributable to owners of the parent
Share capital	5,341	1,108	1,098	1,063
Share premium	84,653	83,667	83,434	74,364
Merger reserve	53,003	53,003	53,003	53,003
Warrant reserve	1,275	720	720	720
Accumulated deficit	(138,973)	(135,336)	(127,803)	(122,432)
Total equity	5,299	3,162	10,452	6,718
Total equity and liabilities	£ 7,962	£ 5,525	£ 12,913	£ 9,817